Summary of Significant Accounting Policies, Impairment of Long-Lived Assets (FY) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Impairment of long-lived assets	$ 0	$ 0